Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Revenue

	December 31,
	2011	2012
	RMB	RMB
Deferred revenue, current :
Online game	31,171	75,269
Membership subscription	9,142	53,401
YY music	—	29,137
Government grant	—	1,919
Others	44	133

Total current deferred revenue	40,357	159,859

Deferred revenue, non-current :
Membership subscription	448	4,329
Government grant	—	2,158

Total non-current deferred revenue	448	6,487